Inventories and other current intangibles (Details) - GBP (£) £ in Millions	Mar. 31, 2020	Mar. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Fuel stocks	£ 151	£ 99
Raw materials and consumables	265	184
Current intangible assets – emission allowances	133	87
Inventories and current intangible assets	549	370
Inventory valuation reserve	£ 21	£ 20